Balances and Transactions in Foreign Currencies - Summary of Exchange Rates (Detail) - $ / $	Apr. 24, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of exchange rates [Line Items]
Closing foreign exchange rate		18.8600
U.S. dollars [member]
Disclosure of exchange rates [Line Items]
Closing foreign exchange rate	24.5883	18.8452	19.6829
Euro [member]
Disclosure of exchange rates [Line Items]
Closing foreign exchange rate	26.5350	21.1223	22.5383